Convertible debt (Details Narrative)				1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 24, 2021 USD ($) $ / shares	Dec. 19, 2020 USD ($) $ / shares	Dec. 01, 2020 USD ($) $ / shares	Nov. 30, 2020 USD ($) shares $ / shares	Sep. 30, 2020 USD ($) $ / shares	Feb. 28, 2021 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2021 USD ($) $ / shares $ / shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares	Aug. 31, 2021 CAD ($) $ / shares	Aug. 31, 2020 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
Expected volatility							90.00%	90.00%
Expected dividend yield							0.00%	0.00%
Fair value of convertible debentures	$ 7,394,022
Proceeds from issue of debt								$ 4,901,393		$ 5,750,000
Exchange of EB Loan for Amended EB Loan								5,043,103
Interest expense							729,848	1,274,998		908,766
Gain loss on extinguishment of debt								$ (2,428,900)
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate							1.24%	0.83%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate							2.75%	1.48%
2019 series convertible debentures [member]
IfrsStatementLineItems [Line Items]
Principal amount												$ 1,315,000	$ 13,047,122
Conversion of notes to shares | shares								175,331		1,739,615
Conversion price and warrant exercise price | $ / shares												$ 7.50	$ 7.50
Interest rate								6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fair value of convertible debentures								$ 2,603,875		$ 10,189,558
2019 series convertible debentures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares									$ 11.65
Expected term								1 year 4 months 9 days
Expected volatility								98.50%
Risk-free interest rate								0.21%
Exchange rate								0.7651
2019 series convertible debentures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares									14.15
Expected term								1 year 10 months 24 days
Expected volatility								179.00%
Risk-free interest rate								0.27%
Exchange rate								0.8286
2019 series convertible debentures [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares									$ 11.65		$ 7.05
Expected term								1 year 4 months 9 days		1 year 10 months 6 days
Expected volatility								98.50%		168.65%
Risk-free interest rate								0.21%		0.26%
Exchange rate								0.7651		0.6899
2019 series convertible debentures [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares								$ 14.15		$ 18.00
Expected term								1 year 10 months 24 days		2 years 6 months 7 days
Expected volatility								179.00%		181.93%
Risk-free interest rate								0.27%		0.96%
Exchange rate								0.8286		0.7651
2019 series convertible debentures [member] | Common Shares [member]
IfrsStatementLineItems [Line Items]
Conversion of notes to shares | shares								175,331		1,739,615
Common shares value								$ 1,500,214		$ 5,152,023
2019 series convertible debentures [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Conversion of notes to shares | shares								175,331
Warrants value								$ 1,103,661		$ 5,037,535
Conversion of notes to warrants | shares								175,331		1,739,615
2020 series convertible debentures [member]
IfrsStatementLineItems [Line Items]
Principal amount								$ 11,651,393	$ 11,651,393
Conversion of notes to shares | shares								1,553,518
Interest rate								10.00%	10.00%			10.00%
Expected dividend yield								0.00%
Fair value of convertible debentures								$ 16,460,505
Conversion price | $ / shares								$ 7.50	$ 7.50
Warrant exercise price | $ / shares								15.00	$ 15.00
2020 series convertible debentures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares								$ 7.79
Expected term								1 year 5 months 8 days
Expected volatility								95.00%
Risk-free interest rate								0.09%
2020 series convertible debentures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares								$ 9.92
Expected term								1 year 9 months 7 days
Expected volatility								98.50%
Risk-free interest rate								0.13%
2020 series convertible debentures [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares								$ 7.79
Expected term								1 year 5 months 8 days
Expected volatility								95.00%
Risk-free interest rate								0.09%
2020 series convertible debentures [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares								$ 9.92
Expected term								1 year 9 months 7 days
Expected volatility								98.50%
Risk-free interest rate								0.13%
2020 series convertible debentures [member] | Common Shares [member]
IfrsStatementLineItems [Line Items]
Conversion of notes to shares | shares								1,553,518
Common shares value								$ 12,204,391
2020 series convertible debentures [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants value								$ 4,256,114
Conversion of notes to warrants | shares								1,134,305
2020 Series Convertible Debentures One [member]
IfrsStatementLineItems [Line Items]
Principal amount								$ 2,901,393	$ 2,901,393
Fair value of convertible debentures				$ 4,282,477
Proceeds from convertible debt				2,000,000				2,901,393
Proceeds from issue of debt								2,901,393
2020 Series Convertible Debentures One [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants value				$ 618,916
Conversion of notes to warrants | shares				224,719
Proceeds from convertible debt				$ 2,000,000
Convertible debt				$ 1,381,084
Amended EB Loan [member]
IfrsStatementLineItems [Line Items]
Principal amount	5,000,000		$ 5,000,000
Fair value of convertible debentures	$ 4,931,813
Conversion price | $ / shares	$ 10.25		$ 11.25
Warrant exercise price | $ / shares	$ 15.00
Convertible debt			$ 1,000,000
Maturity			The amendment extended the maturity date by one year
Exchange of EB Loan for Amended EB Loan								5,043,103
Line of credit carrying value								$ 0	$ 0	$ 4,919,507	$ 4,919,507
Gain loss on extinguishment of debt	$ 2,462,209					$ 2,428,900	$ 2,428,900
Amended EB Loan [member] | Lender [Member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares	$ 10.25
Warrant exercise price | $ / shares	$ 15.00
Proceeds from convertible debt	$ 5,000,000
Amended EB Loan [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares			$ 15.00
Warrant exercisable period			3 years
EB CD [member]
IfrsStatementLineItems [Line Items]
Expected term							1 year 5 months 23 days	1 year 3 months 3 days
Conversion price | $ / shares			$ 10.25
Exchange of EB Loan for Amended EB Loan
E B Loan [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 5,000,000
Exchange of EB Loan for Amended EB Loan			5,043,103					$ 5,043,103
Former Amended E B Loan [Member]
IfrsStatementLineItems [Line Items]
Principal amount			5,000,000
Interest expense			76,412
Line of credit carrying value			5,076,412
Gain loss on extinguishment of debt			$ 33,309
Two Thousand Twenty Series Debentures [Member]
IfrsStatementLineItems [Line Items]
Interest rate		10.00%						5.00%	5.00%			5.00%
Conversion price | $ / shares		$ 7.50						$ 11.25	$ 11.25
Maturity								mature twenty-four (24) months
Discount on offering price		15.00%
Exercise price | $ / shares		$ 15.00
Trading price		$ 30.00
Public offering aggregate amount		$ 30,000,000
Two Thousand Twenty Series Debentures [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate								5.00%	5.00%			5.00%
Conversion price | $ / shares								$ 7.50	$ 7.50
Two Thousand Twenty Series Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate								10.00%	10.00%			10.00%
Two Thousand Twenty Series Debentures [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Interest rate								5.00%	5.00%			5.00%
Conversion price | $ / shares								$ 7.50	$ 7.50
Two Thousand Twenty Series Debentures [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Interest rate								10.00%	10.00%			10.00%
Two Thousand Twenty Series One Up Debentures [Member]
IfrsStatementLineItems [Line Items]
Fair value of convertible debentures								$ 3,078,550
Conversion price | $ / shares								$ 9.50	$ 9.50
Two Thousand Twenty Series One Up Debentures [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares								$ 7.50	$ 7.50
Two thousand twenty series standby debentures [member]
IfrsStatementLineItems [Line Items]
Fair value of convertible debentures					$ 8,000,000
Two thousand twenty series standby debentures [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares				224,719
Two thousand twenty series standby debentures [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares					$ 7.50
Two thousand twenty series standby debentures [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares					$ 8.90
Two thousand twenty series standby debentures [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants value				$ 2,000,000
Warrant exercise price | $ / shares				$ 15.00
Warrant exercisable period				2 years
Remaining of convertible debentures				$ 6,000,000